Property, Plant and Equipment, Net - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 90,517	¥ 91,186
Approximate aggregate carrying value of certain aircraft mortgaged under certain obligations	0	0
Rental income for investment properties and certain flight training facilities under operating leases	198	232	¥ 186
Profit (loss) before tax	(31,550)	(13,910)	(15,195)
Impairment provision	416	994	3,279
(Increase) Decrease In Impairment Losses	444
Right-of-use assets	131,954	138,439
Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax			1,618
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	177,031	176,023	171,338
Right-of-use assets	227,494	225,423	¥ 230,969
Gross carrying amount [member] | Southern Airlines General Aviation Company Limited [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	868
Right-of-use assets	75
Other assets	1
In the process of applying for certain title/right certificates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,085	10,554
Certain aircraft [member] | Financial Lease Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Noncurrent Receivables	896	¥ 783
Certain aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	8,662
Certain aircraft [member] | Gross carrying amount [member] | Financial Lease Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	241
Certain aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	5,620
Certain aircraft [member] | Accumulated depreciation and amortisation [member] | Financial Lease Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Aged or market value declined fleet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment provision	449
Owned aircraft fleet, spare engines and rotables [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment provision	416
Leased aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment provision	33
Aircraft and Related Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	192,737
Aircraft classified as held for sale [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease through assets classified as held for sale	¥ 683